Average Annual Total Returns - Invesco Preferred ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ICE BofA Core Plus Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes) 1 Year		ICE BofA Core Plus Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes) 5 Years		ICE BofA Core Plus Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes) 10 Years	Blended—ICE BofA Core Plus Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes) 1 Year		Blended—ICE BofA Core Plus Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes) 5 Years		Blended—ICE BofA Core Plus Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	17.24%	6.36%	7.41%	15.38%	4.62%	5.64%	10.83%	4.50%	5.44%	17.42%	[1]	6.64%	[1]	[1]	17.64%	5.73%	7.33%	17.42%	[2]	6.64%	[2]	7.89%	[2]

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of March 31, 2012.
[2]	The Blended—ICE BofA Core Plus Fixed Rate Preferred Securities Index reflects the performance of the Fund’s prior underlying index, The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index for the period prior to April 2, 2012, and the Underlying Index thereafter.